13. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Common stock outstanding		6,479,633		6,171,736	4,289,322
Proceeds from sale of stock, net					$ 0
Advocos [Member]
Issuance of common stock for services, shares					14,390
Issuance of common stock for services, amount					$ 69,000
Assets transfered					62,000
Contract fees paid					$ 111,000
CorProminence [Member]
Issuance of common stock for services, shares					6,411
Issuance of common stock for services, amount					$ 29,000
Actual, Inc. [Member]
Issuance of common stock for services, shares	5,703	17,741	5,703	15,916
Issuance of common stock for services, amount	$ 35,000	$ 44,000	$ 35,000	$ 90,000
Public Offering [Member]
Stock issued new, shares issued				1,428,570
Proceeds from sale of stock, gross				$ 5,000,000
Proceeds from sale of stock, net				$ 4,500,000
Public Offering [Member] | Warrants [Member]
Warrants issued				42,857
Warrants maturity date				Mar. 01, 2023
Warrants exercise price				$ 4.375
At-the-Market Issuance Sales Agreement [Member]
Stock issued new, shares issued				228,000
Proceeds from sale of stock, gross				$ 1,034,000
Proceeds from sale of stock, net				$ 968,000